Intangible Assets	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 8 – INTANGIBLE ASSETS

Intangible assets as of June 30, 2023 and December 31, 2022 are summarized as follows:

	June 30, 2023	December 31, 2022
Software development	€338,120	€368,705
Software	248,419	-
Computer application	33,755	33,755
Web page	6,010	6,010
	626,304	408,470
Accumulated amortization	(64,606)	(39,464)
	€561,698	369,006

As of June 30, 2023 and December 31, 2022, the Company has intangible assets of €561,698 and €369,005, of which software development of €338,120 for the new version of the Sun Box, an all-in-one device that integrates most of the equipment for domestic photovoltaic installation, are not yet ready for use as intended by management and therefore no cumulative amortization has been recorded to June 30, 2023.

During the six months ended June 30, 2023 and 2022, the Company recorded amortization expense of €25,142 and €429, respectively, and no impairment loss was incurred on the intangible assets.